Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Long-term Assets
Summary of other long-term assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2017	2018
	RMB
Copyrights, licenses and domain names	820,362	2,464,971
Staff housing loans	107,203	98,244
Non-current deposits	93,147	109,805
Others	91,867	287,656
	1,112,579	2,960,676